FEES AND COMMISSIONS (Tables)	12 Months Ended
Dec. 31, 2017
Fees And Commissions
Schedule of fees and commission

This item includes the amount of fees earned and paid during the year, except for those which are an integral part of the financial instrument’s effective interest rate:

	For the years ended December 31,
	2017	2016	2015
	MCh$	MCh$	MCh$

Fee and commission income
Fees and commissions for lines of credits and overdrafts	7,413	5,754	6,597
Fees and commissions for guarantees and letters of credit	33,882	35,911	35,276
Fees and commissions for card services	201,791	195,566	175,262
Fees and commissions for management of accounts	31,901	31,540	30,291
Fees and commissions for collections and payments	44,312	31,376	30,399
Fees and commissions for intermediation and management of securities	10,090	9,304	10,000
Insurance brokerage fees	36,430	40,882	39,252
Office banking	15,669	14,145	15,224
Fees for other services rendered	43,123	38,038	35,978
Other fees earned	30,947	28,668	24,621
Total	455,558	431,184	402,900

	For the years ended December 31,
	2017	2016	2015
	MCh$	MCh$	MCh$

Fee and commission expense
Compensation for card operation	(149,809)	(143,509)	(129,196)
Fees and commissions for securities transactions	(858)	(946)	(1,315)
Office banking	(15,283)	(14,671)	(15,320)
Other fees	(10,545)	(17,634)	(19,442)
Total	(176,495)	(176,760)	(165,273)

Net fees and commissions income	279,063	254,424	237,627